Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 74	$ 64	$ 63
Tax benefit recognized in income	18	15	16
Excess tax benefit recognized in income	15	10	14
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	12	11	8
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	28	26	23
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	33	25	31
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 1	$ 2	$ 1